Janus Henderson International Managed Volatility Fund

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Common Stocks– 98.7%
Aerospace & Defense – 0.3%
Elbit Systems Ltd	1,372	$166,730
Air Freight & Logistics – 1.1%
SG Holdings Co Ltd	10,800	561,408
Automobiles – 0.2%
Toyota Motor Corp	1,900	125,683
Banks – 1.8%
Bank of East Asia Ltd	84,000	154,866
Banque Cantonale Vaudoise (REG)	937	95,012
BOC Hong Kong Holdings Ltd	47,500	126,010
Hang Seng Bank Ltd	17,600	261,262
HSBC Holdings PLC	29,310	113,846
Japan Post Bank Co Ltd	20,500	160,136
		911,132
Beverages – 0.5%
Kirin Holdings Co Ltd	6,100	114,587
Remy Cointreau SA	752	137,248
		251,835
Biotechnology – 0.8%
BeiGene Ltd (ADR)*	1,200	343,728
Grifols SA	1,707	49,189
		392,917
Building Products – 0.2%
Daikin Industries Ltd	200	36,883
Geberit AG	111	65,789
		102,672
Capital Markets – 2.5%
Hong Kong Exchanges & Clearing Ltd	11,400	535,867
Japan Exchange Group Inc	26,100	730,499
		1,266,366
Chemicals – 5.7%
Air Water Inc	5,200	70,355
Chr Hansen Holding A/S	4,433	492,785
Croda International PLC	1,225	98,883
EMS-Chemie Holding AG	439	394,008
Givaudan SA	211	909,662
Kansai Paint Co Ltd	1,700	42,231
Koninklijke DSM NV	232	38,228
Mitsubishi Chemical Holdings Corp	5,900	34,070
Nippon Paint Holdings Co Ltd	7,900	813,105
		2,893,327
Diversified Telecommunication Services – 3.5%
Elisa OYJ	7,944	468,178
HKT Trust & HKT Ltd	275,000	364,349
Nippon Telegraph & Telephone Corp	7,600	155,511
Spark New Zealand Ltd	48,154	150,121
Swisscom AG (REG)	769	408,028
Telefonica Deutschland Holding AG	43,910	112,614
United Internet AG	2,273	86,967
		1,745,768
Electric Utilities – 5.2%
Chubu Electric Power Co Inc	9,800	119,217
Chugoku Electric Power Co Inc	26,400	330,575
CLP Holdings Ltd	90,500	843,602
Enel SpA	451	3,916
HK Electric Investments & HK Electric Investments Ltd	254,000	262,343
Iberdrola SA	3,978	48,955
Kyushu Electric Power Co Inc	9,900	89,935
Orsted A/S (144A)	2,987	412,096
Power Assets Holdings Ltd	72,000	378,693
Tohoku Electric Power Co Inc	11,300	113,247
		2,602,579
Electronic Equipment, Instruments & Components – 1.7%
Hamamatsu Photonics KK#	2,900	146,144
Keyence Corp	600	279,665
Murata Manufacturing Co Ltd	2,100	135,515
Shimadzu Corp	10,400	317,316
		878,640

Shares or Principal Amounts		Value
Common Stocks– (continued)
Entertainment – 2.2%
Nexon Co Ltd	5,100	$126,676
Nintendo Co Ltd	400	227,424
Square Enix Holdings Co Ltd	7,400	492,068
Toho Co Ltd/Tokyo	1,900	78,328
Ubisoft Entertainment SA*	1,802	162,825
		1,087,321
Equity Real Estate Investment Trusts (REITs) – 2.6%
Japan Real Estate Investment Corp	3	15,341
Link	65,900	538,710
Nippon Building Fund Inc	11	62,457
Nippon Prologis Inc	205	692,297
		1,308,805
Food & Staples Retailing – 7.4%
Aeon Co Ltd	8,300	223,149
Coles Group Ltd	41,482	505,816
Colruyt SA*	4,381	284,244
Cosmos Pharmaceutical Corp	500	86,986
ICA Gruppen AB#	6,692	340,333
Jeronimo Martins SGPS SA	16,209	260,386
Koninklijke Ahold Delhaize NV	8,900	263,369
Lawson Inc	4,500	214,412
Sundrug Co Ltd	5,800	218,400
Tsuruha Holdings Inc	2,900	410,479
Welcia Holdings Co Ltd	6,400	281,423
Wm Morrison Supermarkets PLC	25,700	56,405
Woolworths Group Ltd	21,808	570,024
		3,715,426
Food Products – 7.5%
A2 Milk Co Ltd*	16,207	165,005
Barry Callebaut AG (REG)	179	398,108
Calbee Inc	7,400	243,987
Chocoladefabriken Lindt & Spruengli AG (PC)	26	219,500
Danone SA	3,295	213,098
Kerry Group PLC	2,116	271,604
MEIJI Holdings Co Ltd	3,500	267,451
Mowi ASA	2,442	43,344
Nestle SA (REG)	8,751	1,038,493
Nissin Foods Holdings Co Ltd	1,200	112,817
Orkla ASA	3,115	31,542
Toyo Suisan Kaisha Ltd	5,500	290,709
Yakult Honsha Co Ltd	9,100	504,969
		3,800,627
Gas Utilities – 4.2%
Hong Kong & China Gas Co Ltd	691,776	994,154
Osaka Gas Co Ltd	22,400	436,479
Toho Gas Co Ltd	6,600	327,242
Tokyo Gas Co Ltd	14,700	335,891
		2,093,766
Health Care Equipment & Supplies – 6.1%
Asahi Intecc Co Ltd	7,100	223,058
BioMerieux	2,901	454,067
Coloplast A/S	4,375	692,040
Diasorin SpA	1,675	337,574
Fisher & Paykel Healthcare Corp Ltd	23,805	523,794
Hoya Corp	3,000	338,207
Microport Scientific Corp	10,000	39,984
Siemens Healthineers AG (144A)	1,482	66,539
Sysmex Corp	4,000	381,791
		3,057,054
Health Care Providers & Services – 0.1%
Alfresa Holdings Corp	3,300	72,202
Health Care Technology – 1.6%
M3 Inc	13,100	813,520
Hotels, Restaurants & Leisure – 1.7%
McDonald's Holdings Co Japan Ltd	5,200	252,993
Oriental Land Co Ltd/Japan	4,400	616,495
		869,488
Household Durables – 0.8%
Rinnai Corp	2,400	234,509
Sony Corp	2,000	152,992
		387,501
Household Products – 2.3%
Essity AB*	4,753	160,675

Shares or Principal Amounts		Value
Common Stocks– (continued)
Household Products– (continued)
Lion Corp	13,100	$269,448
Pigeon Corp	2,300	102,773
Reckitt Benckiser Group PLC	1,727	168,339
Unicharm Corp	10,400	464,676
		1,165,911
Independent Power and Renewable Electricity Producers – 0.1%
Electric Power Development Co Ltd	1,600	24,694
Uniper SE	370	11,953
		36,647
Industrial Conglomerates – 1.0%
Jardine Matheson Holdings Ltd	6,700	265,925
Keihan Holdings Co Ltd	5,600	232,280
		498,205
Information Technology Services – 1.6%
Adyen NV (144A)*	135	248,755
GMO Payment Gateway Inc	1,800	193,606
Nomura Research Institute Ltd	3,300	97,001
Obic Co Ltd	1,600	281,568
		820,930
Insurance – 0.6%
Admiral Group PLC	5,095	171,808
AIA Group Ltd	14,000	137,921
		309,729
Interactive Media & Services – 0.6%
LINE Corp*	5,500	280,199
Internet & Direct Marketing Retail – 2.5%
Delivery Hero SE (144A)*	3,056	351,489
Mercari Inc*	1,900	87,805
Ocado Group PLC*	23,756	839,376
		1,278,670
Life Sciences Tools & Services – 2.3%
Eurofins Scientific SE*	754	596,820
Lonza Group AG	160	98,792
QIAGEN NV*	8,701	451,854
Sartorius Stedim Biotech	85	29,272
		1,176,738
Machinery – 3.4%
Hoshizaki Corp	4,200	334,997
Knorr-Bremse AG	1,557	183,899
Kone OYJ	4,612	405,400
Schindler Holding AG	861	234,304
Schindler Holding AGž	530	144,748
SMC Corp/Japan	700	389,646
		1,692,994
Marine – 0.5%
Kuehne + Nagel International AG	1,183	229,451
Media – 0.7%
CyberAgent Inc	6,100	377,305
Metals & Mining – 0.6%
Fortescue Metals Group Ltd	27,204	318,380
Multiline Retail – 0.6%
Pan Pacific International Holdings Corp	13,800	321,517
Oil, Gas & Consumable Fuels – 0.6%
Idemitsu Kosan Co Ltd	10,700	228,002
Koninklijke Vopak NV	1,311	73,852
		301,854
Paper & Forest Products – 0.1%
Oji Holdings Corp	13,400	61,506
Personal Products – 1.6%
Beiersdorf AG	853	96,989
Kao Corp	200	15,010
Kobayashi Pharmaceutical Co Ltd	3,900	377,561
Kose Corp	500	61,144
Unilever NV	1,204	72,677
Unilever PLC	2,583	159,129
		782,510
Pharmaceuticals – 4.6%
AstraZeneca PLC	1,278	139,072
Chugai Pharmaceutical Co Ltd	16,600	745,016
Hikma Pharmaceuticals PLC	1,895	63,458
Novartis AG	1,767	153,596
Novo Nordisk A/S	4,921	341,891
Ono Pharmaceutical Co Ltd	9,400	295,147

Shares or Principal Amounts		Value
Common Stocks– (continued)
Pharmaceuticals– (continued)
Orion Oyj	2,442	$110,501
Roche Holding AG	1,427	488,348
		2,337,029
Professional Services – 0.1%
SGS SA	22	58,984
Real Estate Management & Development – 3.2%
Deutsche Wohnen SE	912	45,628
Hang Lung Properties Ltd	138,000	351,916
Henderson Land Development Co Ltd	76,000	280,384
New World Development Co Ltd	17,500	85,198
Sun Hung Kai Properties Ltd	27,500	352,559
Swiss Prime Site AG (REG)	4,412	400,553
Vonovia SE	933	64,106
Wharf Real Estate Investment Co Ltd	8,000	32,750
		1,613,094
Road & Rail – 5.8%
East Japan Railway Co	600	36,976
Hankyu Hanshin Holdings Inc	300	9,652
Keikyu Corp	15,700	241,186
Keio Corp	1,700	105,140
Kintetsu Group Holdings Co Ltd	10,700	456,523
Kyushu Railway Co	6,600	141,012
MTR Corp Ltd	84,500	419,366
Nagoya Railroad Co Ltd	19,900	545,377
Odakyu Electric Railway Co Ltd	13,400	337,185
Tobu Railway Co Ltd	11,700	361,436
Tokyu Corp	20,500	266,115
		2,919,968
Semiconductor & Semiconductor Equipment – 0.1%
ASM Pacific Technology Ltd	4,300	43,954
Software – 0.6%
Nice Ltd*	1,222	277,046
Specialty Retail – 1.3%
Nitori Holdings Co Ltd	2,100	436,841
Yamada Denki Co Ltd	46,300	230,901
		667,742
Technology Hardware, Storage & Peripherals – 0.8%
FUJIFILM Holdings Corp	1,400	68,996
Logitech International SA	3,997	309,386
		378,382
Tobacco – 1.0%
Swedish Match AB	5,988	488,753
Trading Companies & Distributors – 1.6%
ITOCHU Corp	14,900	381,059
MonotaRO Co Ltd	8,900	443,324
		824,383
Water Utilities – 0.4%
Severn Trent PLC	6,830	214,712
Wireless Telecommunication Services – 2.4%
NTT DOCOMO Inc	23,600	875,319
Softbank Corp	28,100	314,902
		1,190,221
Total Common Stocks (cost $41,766,747)		49,771,581
Preferred Stocks– 0.1%
Health Care Equipment & Supplies – 0.1%
Sartorius AG((cost $30,112)	125	51,343
Investment Companies– 0.8%
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $378,052)	378,014	378,052
Investments Purchased with Cash Collateral from Securities Lending– 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº,£	255,472	255,472
Time Deposits – 0.1%
Canadian Imperial Bank of Commerce, 0.0800%, 10/1/20	$63,868	63,868
Total Investments Purchased with Cash Collateral from Securities Lending (cost $319,340)		319,340
Total Investments (total cost $42,494,251) – 100.2%		50,520,316
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(92,205)
Net Assets – 100%		$50,428,111

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$23,603,679	46.7%
Hong Kong	6,469,813	12.8
Switzerland	5,646,762	11.2
United Kingdom	2,025,028	4.0
Denmark	1,938,812	3.8
France	1,593,330	3.1
Germany	1,523,381	3.0
Australia	1,394,220	2.8
United States	1,041,120	2.1
Sweden	989,761	2.0
Finland	984,079	1.9
New Zealand	838,920	1.7
Netherlands	696,881	1.4
Israel	443,776	0.9
Italy	341,490	0.7
Belgium	284,244	0.6
Ireland	271,604	0.5
Portugal	260,386	0.5
Spain	98,144	0.2
Norway	74,886	0.1

Total	$50,520,316	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$87	$34	$-	$378,052
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	219∆	-	-	255,472
Total Affiliated Investments - 1.3%	$306	$34	$-	$633,524

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	429,000	3,445,377	(3,496,359)	378,052
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	-	764,976	(509,504)	255,472

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

LLC	Limited Liability Company
PC	Participation Certificate
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2020 is $1,078,879, which represents 2.1% of net assets.

*	Non-income producing security.

ž	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

#	Loaned security; a portion of the security is on loan at September 30, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$343,728	$49,189	$-
All Other	-	49,378,664	-
Preferred Stocks	-	51,343	-
Investment Companies	-	378,052	-
Investments Purchased with Cash Collateral from Securities Lending	-	319,340	-
Total Assets	$343,728	$50,176,588	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.